Related Parties Transactions (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Menachem Shalom [Member]
Related Parties Transactions [Line Items]
Payment of management fees per month	₪ 35,000	₪ 35,000	₪ 35,000
Due from related parties	1,498,739	765,385
Accrued interest expense	₪ 143,112	₪ 65,486
Interest rate	5.00%	5.00%
Billio Ltd [Member]
Related Parties Transactions [Line Items]
Due from related parties	₪ 1,399,984	₪ 1,312,931
Accrued interest expense	₪ 168,479	₪ 99,531
Interest rate	5.02%	5.18%
Tamarindi Ltd [Member]
Related Parties Transactions [Line Items]
Due from related parties	₪ 281,601	₪ 267,232
Accrued interest expense	₪ 40,545	₪ 26,676
Interest rate	5.02%	5.18%